Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Revenues, other income and interest income:
Royalties (Univision)		$ 5,930,238		$ 6,124,679		$ 4,986,562
Programming production and transmission rights		1,102,470		745,717		462,410
Telecom services				5,593		5,288
Administrative services		86,649		24,753		43,117
Advertising		58,637		78,675		100,024
Other income						1,038,314
Interest income		80,397		49,511		178,810
Other finance income						2,194,981
Total revenues, other income and interest income		7,258,391		7,028,928		9,009,506
Costs and expenses:
Donations		143,470		197,122		127,641
Administrative services		15,816		31,335		31,142
Technical services		67,752		104,030		156,704
Programming production, transmission rights and telecom		490,698		479,251		403,500
Total		$ 717,736		811,738		718,987
Related party transactions
Interest income from the Group's investment in convertible debentures						142,010
UHI
Related party transactions
Broadcasting term in United States	7 years 6 months	7 years 6 months
Percentage sold of initial investment in UHI	0.67%	0.67%
Interest income from the Group's investment in convertible debentures						142,010
Cash amount paid by UHI as payment for the exchange of Group's former investment					$ 135.1	2,194,981
Univision
Revenues, other income and interest income:
Other income					67.6	1,038,314
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 44.8	$ 849,557	$ 43.9	$ 817,249	$ 69.2	$ 1,104,875